Stock-Based Compensation (Details 2) - Restricted Stock [Member] - shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Summary of the Company's restricted stock activity
Outstanding at beginning of year	655,276	749,382	919,748
Granted	112,494	201,412	172,406
Vested	(290,901)	(294,438)	(334,750)
Forfeited	(9,125)	(1,080)	(8,022)
Outstanding at end of year	467,744	655,276	749,382